Goodwill and Other Intangible Assets (Estimated Aggregate Amortization Expense for Intangible Assets) (Detail) ¥ in Millions	Mar. 31, 2018 JPY (¥)
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2019	¥ 89,924
2020	73,516
2021	56,485
2022	39,050
2023	¥ 27,982